Stock Incentive Plan (Schedule Of Number Of Stock Options) (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding beginning balance	1,155,966	1,586,618	1,213,977
Weighted average exercise price, Outstanding beginning balance	$ 40.31	$ 35.41	$ 45.05
Number of options, Granted	193,833	303,960	605,300
Weighted average exercise price, Granted	$ 72.95	$ 44.80	$ 16.31
Number of options, Exercised	(244,218)	(717,837)	(36,085)
Weighted average exercise price, Exercised	$ 40.32	$ 30.90	$ 18.12
Number of options, Cancelled/Forfeited/Expired	(32,579)	(16,775)	(196,574)
Weighted average exercise price, Cancelled/Forfeited/Expired	$ 38.38	$ 53.96	$ 39.31
Number of options, Outstanding ending balance	1,073,002	1,155,966	1,586,618
Weighted average exercise price, Outstanding ending balance	$ 46.26	$ 40.31	$ 35.41